Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Option Plans

	2012 Employee Stock Option Plan (ESOP)	2015 Restricted Stock Unit Plan (RSU Plan)
Adoption date	October, 2012	July, 2015
Type of shares	class B shares	class B shares
Number of options or RSUs reserved	Up to 7 % of total amount of shares	Up to 7 % of total amount of shares
Exercise price	Granted during:	Granted during:
	Year 2012: U.S. $13.65	Year 2016: n/a
	Year 2013: U.S. $41.24 – 46.57	Year 2017: n/a
Year 2014: U.S. $34.09 – 37.89 Year 2017: U.S. $ 23.94
Exercise basis	Shares	Shares
Expiration date	December 2020	December 2022
Vesting period	Up to 4 years	Three vesting during up to 2 years
Other major terms	The options are not transferrable	- The units are not transferrable
- All other terms of the units under 2015 RSU Plan are to be determined by the Company’s BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan

Schedule of Changes in Outstanding Options

31.2. Changes in outstanding options

The following table illustrates the movements in share options during the year ended December 31, 2017:

	As of December 31, 2016	Granted during the period	Forfeited during the period	Exercised during the period	As of December 31, 2017
2012 ESOP	1,929,089	27,743	(282,000)	(146,692)	1,528,140
2015 RSU Plan	414,035	512,108	(66,732)	(314,033)	545,378

Total	2,343,124	539,851	(348,732)	(460,725)	2,073,518

Schedule of Valuations of Share-based Payments

The valuation of all equity-settled options granted are summarized in the table below:

Option plan/ Grant date	Number of options/ RSUs	Dividend yield, %	Volatility,%	Risk-free interest rate, %		Expec- ted term, years	Weighted average share price (U.S. $)	Weighted average fair value per option/ RSU (U.S. $)	Valuation method
2012 ESOP	4,128,521	0-5.03%	28%- 49.85%	0.29 3.85	%- %	2-4	28.10	7.14	Black- Scholes- Merton
2015 RSU Plan	1,095,708	0-5.03%	50.65%- 64.02%	2.89 3.19	%- %	0-2	15.04	14.41	Binominal